Organization and business overview	12 Months Ended
Feb. 28, 2025
Accounting Policies [Abstract]
Organization and business overview

1 Organization and business overview

FAST TRACK GROUP is an investment holding company incorporated on May 31, 2024 under the laws of the Cayman Islands. The Company through its subsidiaries involved in regional entertainment-focused event management and marketing company that provides a full range of services including experiential marketing, artiste endorsement and management, movie premiere organizations, grand openings and concerts. The Company and its subsidiaries are collectively referred to as the “Company”.

The Company is headquartered in Singapore.

On July 2, 2024, the Company completed a reorganization under common control of its then existing shareholders, who collectively owned all the equity interests of Fast Track Events Pte. Ltd. prior to the reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
FAST TRACK GROUP	May 31, 2024	100%	Cayman Island	Investment holding
TCX HOLDINGS LTD	May 31, 2024	100%	British Virgin Islands	Investment holding
Fast Track Events Pte. Ltd.	March 8, 2012	100%	Singapore	Regional entertainment-focused event management and marketing company